Average Annual Total Returns - Retail Class - Transamerica Inflation Opportunities	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.56%	3.59%	1.96%	Mar. 01, 2014	3.13%	3.04%	1.45%	2.10%	2.52%	1.27%	6.79%	3.80%	1.91%	Mar. 01, 2014	8.94%	4.85%	2.93%	Mar. 01, 2014	8.93%		4.35%	Jul. 25, 2016	12.67%	5.68%	3.48%